Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Cash Flow
Net loss	$ (4,492)	$ (8,844)	$ (6,576)
Adjustments for:
Loss on debt conversion	0	440	0
Depreciation	1	11	12
Stock-based compensation	671	3,357	593
Inventory write off	0	0	34
Amortization and others	0	158	237
Changes in non-cash operating balances:
Other receivables	(16)	(1)	3
Prepaid expense			116
Bond Deposits	0	(500)
Security Deposit	(8)	0
Accounts payable and accrued liabilities	1,243	1,322	376
Net cash used in operating activities	(2,601)	(4,057)	(5,205)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment	0	(3)	0
Net cash flows used in investing activities	0	(3)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from the issuance of share capital and warrants	0	1,150	6,007
Borrowings on debt	2,669	1,750
Repayment of operating lease and financing obligation	(64)	(173)	(229)
Net cash provided from financing activities	2,605	2,727	5,778
Net (decrease) increase in cash	4	(1,333)	573
CASH
Beginning of year	70	1,403	830
End of year	74	70	1,403
SUPPLEMENTAL DISCLOSURE
Income taxes paid	0	0	0
Interest paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of note payable, related party, to equity	0	(1,000)	0
Forgiveness of accrued and deferred salary	0	206	0
Equity component of convertible note	219	0	0
Exchange of accounts payable for notes payable	$ 150	$ 0	$ 0